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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



          Investment Company Act file number 811-08448

                          Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2011 through May 31, 2012


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                           Pioneer Emerging
                           Markets Fund
--------------------------------------------------------------------------------
                           Semiannual Report | May 31, 2012
--------------------------------------------------------------------------------


                           Ticker Symbols:

                           Class A  PEMFX
                           Class B  PBEFX
                           Class C  PCEFX
                           Class R  PEMRX
                           Class Y  PYEFX


                           [LOGO] PIONEER
                                  Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             9

Prices and Distributions                                                     10

Performance Update                                                           11

Comparing Ongoing Fund Expenses                                              16

Schedule of Investments                                                      18

Financial Statements                                                         27

Notes to Financial Statements                                                36

Trustees, Officers and Service Providers                                     46

                   Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12 1

President's Letter

Dear Shareowner,

The U.S. economy continued its recovery through the first quarter of 2012, even as broader global concerns weighed on investors. The U.S. unemployment rate fell to 8.1% in April, and some indicators suggest that it may continue to trend down. The housing market continued to improve, fueled in part by record-low mortgage rates. The risk of rising oil prices appeared to recede. The improved outlook helped U.S. equity markets to perform well in the first quarter, with the Standard & Poor's 500 Index rising by 12%. For bond investors, the riskier sectors of the bond market fared the best. The broad bond market, as measured by the Barclays Capital Aggregate Bond Index, rose by just 0.3%, while the high-yield bond market, as measured by the Bank of America Merrill Lynch High Yield Master II Index, rose by 5.15%.

We are cautiously optimistic that the U.S. economy will continue to improve. But we are also closely monitoring macroeconomic concerns that could change the market's direction, such as the lingering debt woes in Europe, the state of the Chinese economy, and the U.S. government's fiscal situation. Clouds have continued to hover over Europe, as the exit of Greece from the Euro-zone remains a possibility. Meanwhile, China continues to face a potential slowdown in economic growth. In the U.S., tax increases and spending cuts scheduled to take effect at year-end should, unless fiscal policy changes, sharply reduce the budget deficit--which would be very good for the country in the longer run--but also could potentially stall U.S economic growth in 2013. All of these considerations may lead to further market volatility.

At Pioneer, we have long advocated the benefits of staying diversified* and investing for the long term. The strategy has generally performed well for many investors. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

Pioneer's investment professionals focus on finding good opportunities to invest in both equity and bond markets using the same disciplined investment approach we have used since 1928. Our strategy is to identify undervalued individual securities with the greatest potential for success, carefully weighing risk against reward. Our teams of investment professionals

* Diversification does not assure a profit or protect against loss in a declining market.

2 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12 continually monitor and analyze the relative valuations of different sectors and securities globally to help build portfolios that we believe can help you achieve your investment goals.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at us.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                   Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12 3

Portfolio Management Discussion | 5/31/12

In the following interview, Sean Taylor, head of the global emerging markets equity team and senior vice president at Pioneer, discusses the investment environment and the performance of Pioneer Emerging Markets Fund during the six months ended May 31, 2012. Mr. Taylor assumed responsibility for the daily management of the Fund on December 15, 2011.

Q Could you discuss the investment environment for equities in the emerging markets during the six-months ended May 31, 2012?

A Emerging market equities finished the six-month period ended May 31, 2012, in slightly negative territory, as the Fund's benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Index1, returned -1.00% during the period. The modest loss belies the fact that the investment environment in the emerging markets was, in fact, quite favorable during the majority of the six-month period. During December of 2011, and the first three months of 2012, emerging market stocks were boosted by a very favorable environment of solid global economic growth, accommodative central bank policies, and a hearty appetite for risk among investors. In addition, investors continued to gravitate toward the emerging markets to take advantage of the region's strong economic growth profiles, healthy government finances, and the attractive valuations present in the emerging markets equity asset class.

   The positive backdrop took a turn for the worse in early April 2012, for two important reasons. First, the re-emergence of the European sovereign-debt crisis prompted investors to sell higher-risk assets - such as emerging market stocks - in order to reduce their exposure to a potential worst-case scenario in Greece or Spain. Second, the slowdown in economic growth trends in the United States and China, together with signs that Europe was slipping into a recession, raised fears about the overall global growth environment. Commodities sold off sharply in reaction to those developments, pressuring the energy and materials stocks that make up a large portion of the investable universe in the emerging markets. The negative developments resulted in weak performance for the emerging markets in April, followed by a much sharper downturn in May, and plunged the MSCI Emerging Markets Index into negative territory for the full six-month period.

4 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12

Q  How did the Fund perform during the six months ended May 31, 2012?

A Pioneer Emerging Markets Fund Class A shares returned -6.97% at net asset value during the six months ended May 31, 2012, while the Fund's benchmark, the MSCI Emerging Markets Index, returned -1.00%. During the same period, the average return of the 533 mutual funds in Lipper's Emerging Markets Funds category was -3.40%.

Q What were the leading causes of the Fund's underperformance of its benchmark during the six months ended May 31, 2012?

A Stock selection was the primary reason behind the Fund's shortfall relative to the MSCI Emerging Markets Index during the six-month period. The Fund's worst benchmark-relative performance occurred in the information technology, financials, and industrials sectors, where the most notable individual detractors were portfolio positions in E-Ink, Itau Banco, and Hyundai Heavy Industries, respectively. In addition, a number of the Fund's larger holdings in the energy and materials sectors were hit hard by the broader downturn late in the reporting period, including Petrobras and Gazprom in energy, and IAMGOLD and Vale (iron ore producer) in materials.

Q What were some key contributors to the Fund's benchmark-relative performance during the six months ended May 31, 2012?

A The Fund's stock picks outperformed the benchmark in a number of sectors, including consumer discretionary, consumer staples, utilities, and telecom services. Unfortunately, the outperformance in those sectors had only a modest impact on the Fund's overall performance, as all but consumer staples represent a relatively small weighting in the MSCI Emerging Markets Index. The Fund's top five individual performance contributors during the six-month period were holdings in Latin American beverage firms Companhia de Bebidas das Americas and Fomento Economico Mexicano; Russian telecommunications provider Mobile TeleSystems; and Asian financials stocks Industrial & Commercial Bank of China and Agile Property Holdings.

Q What changes have you made to the portfolio's positioning since taking over management responsibilities on December 15, 2011?

A Our investment approach combines top-down and bottom-up analysis. We start by looking at the emerging markets from the top down using growth, sentiment, and valuation factors to build a framework of country and sector overweights and underweights. On the bottom-up side, we use fundamental analysis to help identify fast-growing, reasonably valued companies. We also seek to manage risk by ensuring that the Fund is well diversified at the stock, sector, and country levels. We believe our integrated approach is essential to achieving long-term outperformance in the emerging markets.

                   Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12 5

   Our primary focus since assuming management responsibilities last December has been to move away from the defensive stance the Fund held in 2011. That has been accomplished by raising the risk profile in the portfolio to near the level of the broader market. Our goal in making the shift was to put the Fund in a position to potentially capture the significant upside potential of an asset class that trades at very attractive relative and absolute valuations. Portfolio turnover, therefore, was higher than normal through the first calendar quarter of 2012, as we sought to rebalance the Fund. The key allocation changes we made were to shift the portfolio to an underweight in Indonesia; to increase the existing overweight in China; and to move to an overweight in Mexico.

   The only sectors in which the Fund had overweight positions as of May 31, 2012, were information technology and consumer staples. Materials, financials, utilities, industrials, and telecom services were the Fund's key underweights as of May 31, 2012.

Q  What is your broader view on the emerging markets?

A We remain positive on the medium- and long-term outlook for the emerging markets. We believe the structural case for investing in the emerging markets remains intact, highlighted by superior growth rates, better government finances and higher reserves, all of which have been supported by a sustained period of low interest rates globally. We believe that a healthier fiscal position than that of developed markets and stronger domestic demand should drive strong growth in the emerging markets for a multi-year period. Conversely, we see developed-market growth as likely remaining subpar for the next two or three years as countries go through a deleveraging cycle. Countries in the emerging markets also have much lower government debt levels than those in the developed markets, which is an issue that is currently in the spotlight, and likely to remain there for several years.

   We believe the interest-rate outlook is also favorable, as the downward momentum for inflation in most emerging countries should allow central banks to pursue a pro-growth agenda of lower interest rates. For instance, Brazil's Finance Minister has recently indicated that rates will come down further as inflation continues to moderate. India - where inflation remained stubbornly high for longer than in most countries - also has experienced a reduction in wholesale prices in recent months, which has enabled the country's central bank to start pursuing pro-growth policies. China also is beginning to implement selective growth policies, such as cutting banks' reserve requirements.

6 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12

   The short-term outlook for emerging markets, however, is more difficult to predict. The key issues in the months ahead are likely to be the European debt problems and the prospects for global growth and inflation. The emerging markets remain highly sensitive to the ebbs and flows of investors' risk appetites, which creates the likelihood of additional volatility. Underlying fundamentals in the emerging markets appear to be strong, however, with robust corporate earnings and valuations near a three-year low relative to those in the developed markets. We believe these factors, together with the emerging markets' robust growth and healthy government finances, should continue to drive favorable long-term returns, even while allowing for periods of short-term volatility.

(1) The MSCI information may only be used for your internal use, may not be reproduced or re-disseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

Please refer to the Schedule of Investments on pages 18-26 for a full listing of Fund securities.

                   Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12 7

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes.

8 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12

Portfolio Summary | 5/31/12

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                     26.9%
Information Technology                         17.6%
Energy                                         12.2%
Consumer Staples                               11.3%
Materials                                      10.6%
Consumer Discretionary                          8.4%
Telecommunication Services                      7.3%
Industrials                                     4.6%
Utilities                                       1.1%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

People's Republic of China                      16.4%
South Korea                                     16.1%
Brazil                                          14.0%
Taiwan                                           9.3%
South Africa                                     6.8%
Russia                                           6.1%
Hong Kong                                        5.6%
India                                            5.4%
Mexico                                           5.1%
United States                                    4.3%
Indonesia                                        2.6%
Luxembourg                                       1.7%
Malaysia                                         1.5%
Panama                                           1.2%
Other (individually less than 1.0%)              3.9%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*

1.      Samsung Electronics Co., Ltd.                                     4.93%
--------------------------------------------------------------------------------
2.      iShares MSCI Emerging Markets Index Fund                          4.26
--------------------------------------------------------------------------------
3.      Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)             3.05
--------------------------------------------------------------------------------
4.      Fomento Economico Mexicano SAB de CV (A.D.R.)                     2.88
--------------------------------------------------------------------------------
5.      Exxaro Resources, Ltd.                                            2.52
--------------------------------------------------------------------------------
6.      Petroleo Brasileiro SA                                            2.05
--------------------------------------------------------------------------------
7.      China Mobile, Ltd.                                                2.04
--------------------------------------------------------------------------------
8.      Gazprom OAO (A.D.R.)                                              2.03
--------------------------------------------------------------------------------
9.      China Construction Bank Corp.                                     1.70
--------------------------------------------------------------------------------
10.     Hyundai Motor Co.                                                 1.57
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                   Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12 9

Prices and Distributions | 5/31/12

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Class                          5/31/12                    11/30/11
--------------------------------------------------------------------------------
         A                             $21.48                     $23.10
--------------------------------------------------------------------------------
         B                             $18.27                     $19.74
--------------------------------------------------------------------------------
         C                             $18.30                     $19.76
--------------------------------------------------------------------------------
         R                             $20.63                     $22.23
--------------------------------------------------------------------------------
         Y                             $23.46                     $25.16
--------------------------------------------------------------------------------

Distributions per Share: 12/1/11-5/31/12
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Net
                        Investment           Short-Term             Long-Term
       Class              Income           Capital Gains          Capital Gains
--------------------------------------------------------------------------------
         A                 $ --                 $ --                   $ --
--------------------------------------------------------------------------------
         B                 $ --                 $ --                   $ --
--------------------------------------------------------------------------------
         C                 $ --                 $ --                   $ --
--------------------------------------------------------------------------------
         R                 $ --                 $ --                   $ --
--------------------------------------------------------------------------------
         Y                 $ --                 $ --                   $ --
--------------------------------------------------------------------------------

The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 11-15.

10 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12

Performance Update | 5/31/12                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

Average Annual Total Returns
(As of May 31, 2012)
--------------------------------------------------------------------------------
                                Net Asset      Public Offering
Period                          Value (NAV)    Price (POP)
--------------------------------------------------------------------------------
10 Years                         10.03%          9.38%
5 Years                          -5.87          -6.98
1 Year                          -26.83         -31.02
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2012)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------
1.95%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer Emerging    MSCI Emerging
                  Markets Fund        Markets Index
5/31/2002         $   9,425           $  10,000
5/31/2003         $   9,112           $   9,335
5/31/2004         $  12,195           $  13,164
5/31/2005         $  15,598           $  17,070
5/31/2006         $  23,127           $  23,968
5/31/2007         $  33,167           $  33,114
5/31/2008         $  39,468           $  40,290
5/31/2009         $  22,756           $  26,448
5/31/2010         $  26,262           $  32,036
5/31/2011         $  33,497           $  41,706
5/31/2012         $  24,511           $  33,231

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12 11

Performance Update | 5/31/12                                     Class B Shares

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

Average Annual Total Returns
(As of May 31, 2012)
--------------------------------------------------------------------------------
                                If             If
Period                          Held           Redeemed
--------------------------------------------------------------------------------
10 Years                          9.11%          9.11%
5 Years                          -6.70          -6.70
1 Year                          -27.48         -30.21
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2012)
--------------------------------------------------------------------------------
                                Gross          Net
--------------------------------------------------------------------------------
                                3.06%          2.85%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer Emerging    MSCI Emerging
                  Markets Fund        Markets Index
5/31/2002         $  10,000           $  10,000
5/31/2003         $   9,595           $   9,335
5/31/2004         $  12,760           $  13,164
5/31/2005         $  16,191           $  17,070
5/31/2006         $  23,793           $  23,968
5/31/2007         $  33,839           $  33,114
5/31/2008         $  39,927           $  40,290
5/31/2009         $  22,821           $  26,448
5/31/2010         $  26,106           $  32,036
5/31/2011         $  32,984           $  41,706
5/31/2012         $  23,921           $  33,231

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2013, for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

12 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12

Performance Update | 5/31/12 Class C Shares

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

Average Annual Total Returns
(As of May 31, 2012)
--------------------------------------------------------------------------------
                                If             If
Period                          Held           Redeemed
--------------------------------------------------------------------------------
10 Years                          9.21%          9.21%
5 Years                          -6.63          -6.63
1 Year                          -27.42         -27.42
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2012)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------
2.73%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer Emerging    MSCI Emerging
                  Markets Fund        Markets Index
5/31/2002         $  10,000           $  10,000
5/31/2003         $   9,611           $   9,335
5/31/2004         $  12,766           $  13,164
5/31/2005         $  16,226           $  17,070
5/31/2006         $  23,889           $  23,968
5/31/2007         $  34,001           $  33,114
5/31/2008         $  40,153           $  40,290
5/31/2009         $  22,953           $  26,448
5/31/2010         $  26,273           $  32,036
5/31/2011         $  33,237           $  41,706
5/31/2012         $  24,124           $  33,231

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12 13

Performance Update | 5/31/12 Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

Average Annual Total Returns
(As of May 31, 2012)
--------------------------------------------------------------------------------
                                If             If
Period                          Held           Redeemed
--------------------------------------------------------------------------------
10 Years                          9.78%          9.78%
5 Years                          -6.08          -6.08
1 Year                          -27.08         -27.08
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2012)
--------------------------------------------------------------------------------
                                Gross          Net
--------------------------------------------------------------------------------
                                2.28%          2.20%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer Emerging    MSCI Emerging
                  Markets Fund        Markets Index
5/31/2002         $  10,000           $  10,000
5/31/2003         $   9,631           $   9,335
5/31/2004         $  12,937           $  13,164
5/31/2005         $  16,452           $  17,070
5/31/2006         $  24,315           $  23,968
5/31/2007         $  34,797           $  33,114
5/31/2008         $  41,285           $  40,290
5/31/2009         $  23,765           $  26,448
5/31/2010         $  27,383           $  32,036
5/31/2011         $  34,866           $  41,706
5/31/2012         $  25,424           $  33,231

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003, is based on the performance of the Fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period beginning April 1, 2003, the actual performance of Class R shares is reflected. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2013, for Class R shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

14 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12

Performance Update | 5/31/12 Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

Average Annual Total Returns
(As of May 31, 2012)
--------------------------------------------------------------------------------
                                If             If
Period                          Held           Redeemed
--------------------------------------------------------------------------------
10 Years                         10.76%         10.76%
5 Years                          -5.37          -5.37
1 Year                          -26.39         -26.39
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2012)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------
1.40%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                  Pioneer Emerging    MSCI Emerging
                  Markets Fund        Markets Index
5/31/2002         $  5,000,000        $  5,000,000
5/31/2003         $  4,887,124        $  4,667,506
5/31/2004         $  6,603,457        $  6,581,949
5/31/2005         $  8,508,869        $  8,534,818
5/31/2006         $ 12,695,364        $ 11,984,076
5/31/2007         $ 18,304,401        $ 16,556,850
5/31/2008         $ 21,879,913        $ 20,145,132
5/31/2009         $ 12,684,844        $ 13,223,935
5/31/2010         $ 14,707,611        $ 16,018,215
5/31/2011         $ 18,866,198        $ 20,852,832
5/31/2012         $ 13,888,206        $ 16,615,396

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12 15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value (division) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets Fund

Based on actual returns from December 1, 2011 through May 31, 2012.

-----------------------------------------------------------------------------------------------------
Share Class                        A              B             C              R               Y
-----------------------------------------------------------------------------------------------------
Beginning Account Value        $1,000.00      $1,000.00     $1,000.00      $1,000.00       $1,000.00
on 12/1/11
-----------------------------------------------------------------------------------------------------
Ending Account Value             $930.30        $925.50       $926.10        $928.50         $932.80
(after expenses) on 5/31/12
-----------------------------------------------------------------------------------------------------
Expenses Paid                      $9.41         $13.72        $13.10         $10.32           $6.67
During Period*
-----------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, 2.85%, 2.72%, 2.14% and 1.38% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

16 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2011 through May 31, 2012.

-----------------------------------------------------------------------------------------------------
Share Class                        A              B             C              R               Y
-----------------------------------------------------------------------------------------------------
Beginning Account Value        $1,000.00      $1,000.00     $1,000.00      $1,000.00       $1,000.00
on 12/1/11
-----------------------------------------------------------------------------------------------------
Ending Account Value           $1,015.25      $1,010.75     $1,011.40      $1,014.30       $1,018.10
(after expenses) on 5/31/12
-----------------------------------------------------------------------------------------------------
Expenses Paid                      $9.82         $14.33        $13.68         $10.78           $6.96
During Period*
-----------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, 2.85%, 2.72%, 2.14% and 1.38% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12 17

Schedule of Investments | 5/31/12 (unaudited)

-------------------------------------------------------------------------------------------------
               S&P/Moody's
Shares         Ratings                                                            Value
-------------------------------------------------------------------------------------------------
                              PREFERRED STOCKS -- 3.9%
                              ENERGY -- 1.5%
                              Integrated Oil & Gas -- 1.5%
     495,197                  Petroleo Brasileiro SA                              $     4,693,496
                                                                                  ---------------
                              Total Energy                                        $     4,693,496
-------------------------------------------------------------------------------------------------
                              FOOD, BEVERAGE & TOBACCO -- 1.0%
                              Brewers -- 1.0%
      83,487                  Cia de Bebidas das Americas                         $     3,189,163
                                                                                  ---------------
                              Total Food, Beverage & Tobacco                      $     3,189,163
-------------------------------------------------------------------------------------------------
                              BANKS -- 0.9%
                              Diversified Banks -- 0.9%
     190,515                  Banco Bradesco SA                                   $     2,793,987
                                                                                  ---------------
                              Total Banks                                         $     2,793,987
-------------------------------------------------------------------------------------------------
                              UTILITIES -- 0.5%
                              Electric Utilities -- 0.5%
      76,100                  Cia Paranaense de Energia                           $     1,546,621
                                                                                  ---------------
                              Total Utilities                                     $     1,546,621
-------------------------------------------------------------------------------------------------
                              TOTAL PREFERRED STOCKS
                              (Cost $12,680,493)                                  $    12,223,267
-------------------------------------------------------------------------------------------------
                              COMMON STOCKS -- 87.8%
                              ENERGY -- 10.3%
                              Integrated Oil & Gas -- 5.8%
      24,792                  Ecopetrol SA (A.D.R.)                               $     1,476,612
     702,371                  Gazprom OAO (A.D.R.)                                      6,166,817
   2,128,000                  PetroChina Co., Ltd.                                      2,671,821
     636,178                  Petroleo Brasileiro SA                                    6,240,902
      81,496                  Petroleo Brasileiro SA (A.D.R.)                           1,594,062
                                                                                  ---------------
                                                                                  $    18,150,214
-------------------------------------------------------------------------------------------------
                              Oil & Gas Exploration & Production -- 1.6%
   1,711,000                  CNOOC, Ltd.                                         $     3,086,696
     371,096                  OGX Petroleo e Gas Participacoes SA*                      1,893,769
                                                                                  ---------------
                                                                                  $     4,980,465
-------------------------------------------------------------------------------------------------
                              Oil & Gas Refining & Marketing -- 0.9%
     150,724                  Reliance Industries, Ltd.*                          $     1,923,839
      12,621                  S-Oil Corp.                                                 988,980
                                                                                  ---------------
                                                                                  $     2,912,819
-------------------------------------------------------------------------------------------------
                              Oil & Gas Storage & Transportation -- 1.0%
     362,642                  Petronet LNG, Ltd.                                  $       830,097
     109,987                  Ultrapar Participacoes SA                                 2,260,936
                                                                                  ---------------
                                                                                  $     3,091,033
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12

-------------------------------------------------------------------------------------------------
               S&P/Moody's
Shares         Ratings                                                            Value
-------------------------------------------------------------------------------------------------
                              Coal & Consumable Fuels -- 1.0%
     916,000                  China Shenhua Energy Co., Ltd.*                     $     3,207,760
                                                                                  ---------------
                              Total Energy                                        $    32,342,291
-------------------------------------------------------------------------------------------------
                              MATERIALS -- 10.3%
                              Commodity Chemicals -- 0.6%
       7,027                  LG Chem, Ltd.                                       $     1,728,739
-------------------------------------------------------------------------------------------------
                              Fertilizers & Agricultural Chemicals -- 1.1%
      32,314                  Sociedad Quimica y Minera de Chile SA (A.D.R.)      $     1,679,359
     715,000                  Taiwan Fertilizer Co., Ltd.                               1,659,130
                                                                                  ---------------
                                                                                  $     3,338,489
-------------------------------------------------------------------------------------------------
                              Construction Materials -- 1.2%
     792,000                  China National Building Material Co., Ltd.          $       957,372
   1,515,700                  Indocement Tunggal Prakarsa Tbk PT                        2,866,803
                                                                                  ---------------
                                                                                  $     3,824,175
-------------------------------------------------------------------------------------------------
                              Diversified Metals & Mining -- 2.4%
     342,288                  Exxaro Resources, Ltd.                              $     7,649,349
-------------------------------------------------------------------------------------------------
                              Gold -- 1.4%
      67,712                  AngloGold Ashanti, Ltd.                             $     2,440,867
     178,567                  IAMGOLD Corp.                                             1,905,310
                                                                                  ---------------
                                                                                  $     4,346,177
-------------------------------------------------------------------------------------------------
                              Steel -- 3.6%
     194,670                  Gerdau SA (A.D.R.)                                  $     1,547,626
       9,171                  POSCO Co., Ltd.                                           2,799,281
      81,882                  Ternium SA (A.D.R.)                                       1,550,845
      51,922                  Vale SA (A.D.R.)                                            950,692
     248,620                  Vale SA (A.D.R.)                                          4,504,994
                                                                                  ---------------
                                                                                  $    11,353,438
                                                                                  ---------------
                              Total Materials                                     $    32,240,367
-------------------------------------------------------------------------------------------------
                              CAPITAL GOODS -- 2.8%
                              Construction & Engineering -- 1.4%
      64,015                  Doosan Heavy Industries & Construction
                              Co., Ltd.                                           $     2,924,316
      72,723                  Larsen & Toubro, Ltd.                                     1,522,792
                                                                                  ---------------
                                                                                  $     4,447,108
-------------------------------------------------------------------------------------------------
                              Construction & Farm Machinery & Heavy Trucks -- 1.4%
      19,482                  Hyundai Heavy Industries Co., Ltd.                  $     4,397,938
                                                                                  ---------------
                              Total Capital Goods                                 $     8,845,046
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12 19

Schedule of Investments | 5/31/12 (unaudited)

-------------------------------------------------------------------------------------------------
               S&P/Moody's
Shares         Ratings                                                            Value
-------------------------------------------------------------------------------------------------
                              TRANSPORTATION -- 1.6%
                              Airlines -- 1.6%
   1,281,100                  AirAsia BHD                                         $     1,417,220
      44,205                  Copa Holdings SA                                          3,669,899
                                                                                  ---------------
                                                                                  $     5,087,119
                                                                                  ---------------
                              Total Transportation                                $     5,087,119
-------------------------------------------------------------------------------------------------
                              AUTOMOBILES & COMPONENTS -- 3.2%
                              Auto Parts & Equipment -- 0.6%
       7,379                  Hyundai Mobis                                       $     1,728,983
-------------------------------------------------------------------------------------------------
                              Automobile Manufacturers -- 2.6%
     231,000                  Astra International Tbk PT                          $     1,577,262
      23,058                  Hyundai Motor Co.                                         4,758,683
      26,842                  Kia Motors Corp.                                          1,821,098
                                                                                  ---------------
                                                                                  $     8,157,043
                                                                                  ---------------
                              Total Automobiles & Components                      $     9,886,026
-------------------------------------------------------------------------------------------------
                              CONSUMER DURABLES & APPAREL -- 0.5%
                              Apparel, Accessories & Luxury Goods -- 0.5%
      29,255                  Cie Financiere Richemont SA                         $     1,674,848
                                                                                  ---------------
                              Total Consumer Durables & Apparel                   $     1,674,848
-------------------------------------------------------------------------------------------------
                              CONSUMER SERVICES -- 0.5%
                              Casinos & Gaming -- 0.5%
     869,000                  SJM Holdings, Ltd.                                  $     1,538,802
                                                                                  ---------------
                              Total Consumer Services                             $     1,538,802
-------------------------------------------------------------------------------------------------
                              MEDIA -- 1.1%
                              Broadcasting -- 0.5%
      83,340                  Grupo Televisa SAB (A.D.R.)                         $     1,582,627
-------------------------------------------------------------------------------------------------
                              Cable & Satellite -- 0.6%
      35,322                  Naspers, Ltd.                                       $     1,870,146
                                                                                  ---------------
                              Total Media                                         $     3,452,773
-------------------------------------------------------------------------------------------------
                              RETAILING -- 2.8%
                              Apparel Retail -- 2.8%
   1,825,000                  Belle International Holdings, Ltd.                  $     2,919,095
      98,673                  Cia Hering                                                2,048,405
     313,532                  Mr Price Group, Ltd.                                      3,846,141
                                                                                  ---------------
                                                                                  $     8,813,641
                                                                                  ---------------
                              Total Retailing                                     $     8,813,641
-------------------------------------------------------------------------------------------------
                              FOOD & STAPLES RETAILING -- 2.3%
                              Food Retail -- 1.5%
     133,119                  Magnit OJSC (G.D.R.)                                $     3,289,657
      98,754                  Shoprite Holdings, Ltd.                                   1,604,543
                                                                                  ---------------
                                                                                  $     4,894,200
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12

-------------------------------------------------------------------------------------------------
               S&P/Moody's
Shares         Ratings                                                            Value
-------------------------------------------------------------------------------------------------
                              Hypermarkets & Super Centers -- 0.8%
   1,323,000                  Sun Art Retail Group, Ltd.                          $     1,619,964
     329,005                  Wal-Mart de Mexico SAB de CV                                790,844
                                                                                  ---------------
                                                                                  $     2,410,808
                                                                                  ---------------
                              Total Food & Staples Retailing                      $     7,305,008
-------------------------------------------------------------------------------------------------
                              FOOD, BEVERAGE & TOBACCO -- 7.4%
                              Brewers -- 0.5%
      23,201                  Anheuser-Busch InBev NV                             $     1,570,702
         437                  Cia de Bebidas das Americas                                   2,382
                                                                                  ---------------
                                                                                  $     1,573,084
-------------------------------------------------------------------------------------------------
                              Soft Drinks -- 2.8%
     110,851                  Fomento Economico Mexicano
                              SAB de CV (A.D.R.)                                  $     8,738,384
-------------------------------------------------------------------------------------------------
                              Packaged Foods & Meats -- 2.2%
      96,998                  BRF-Brasil Foods SA                                 $     1,508,543
   1,553,500                  Charoen Pokphand Foods PCL                                1,853,469
      61,268                  Tiger Brands, Ltd.                                        1,743,009
   1,725,000                  Want Want China Holdings, Ltd.                            1,972,485
                                                                                  ---------------
                                                                                  $     7,077,506
-------------------------------------------------------------------------------------------------
                              Tobacco -- 1.9%
     975,124                  ITC, Ltd.                                           $     4,010,109
      28,590                  KT&G Corp.                                                1,903,887
                                                                                  ---------------
                                                                                  $     5,913,996
                                                                                  ---------------
                              Total Food, Beverage & Tobacco                      $    23,302,970
-------------------------------------------------------------------------------------------------
                              BANKS -- 13.8%
                              Diversified Banks -- 13.8%
   8,566,000                  Agricultural Bank of China, Ltd.                    $     3,456,173
   1,434,000                  Bank Mandiri Persero Tbk PT                               1,050,881
   2,442,000                  Bank Negara Indonesia Persero Tbk PT                        959,510
   8,864,000                  Bank of China, Ltd.                                       3,407,104
   2,390,500                  Bank Rakyat Indonesia Persero Tbk PT                      1,434,413
   7,475,000                  China Construction Bank Corp.                             5,169,688
      30,130                  Hana Financial Group, Inc.                                  948,193
     221,082                  HDFC Bank, Ltd.                                           1,998,031
     267,129                  ICICI Bank, Ltd.                                          3,727,410
   6,438,000                  Industrial & Commercial Bank of China                     3,906,555
     299,143                  Itau Unibanco Holding SA (A.D.R.)                         4,328,599
   1,170,100                  Malayan Banking Bhd                                       3,224,949
     471,193                  Sberbank of Russia (A.D.R.)                               4,686,911
      38,430                  Shinhan Financial Group Co., Ltd.                         1,233,672

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12 21

Schedule of Investments | 5/31/12 (unaudited)

-------------------------------------------------------------------------------------------------
               S&P/Moody's
Shares         Ratings                                                            Value
-------------------------------------------------------------------------------------------------
                              Diversified Banks -- (continued)
     263,477                  Turkiye Halk Bankasi AS                             $     1,618,861
     210,200                  Woori Finance Holdings Co., Ltd.                          1,947,110
                                                                                  ---------------
                                                                                  $    43,098,060
                                                                                  ---------------
                              Total Banks                                         $    43,098,060
-------------------------------------------------------------------------------------------------
                              DIVERSIFIED FINANCIALS -- 2.6%
                              Other Diversified Financial Services -- 0.5%
      48,890                  KB Financial Group, Inc.                            $     1,531,790
-------------------------------------------------------------------------------------------------
                              Investment Banking & Brokerage -- 2.1%
   1,614,000                  CITIC Securities Co., Ltd.*                         $     3,286,153
   7,420,000                  Yuanta Financial Holding Co., Ltd.                        3,262,318
                                                                                  ---------------
                                                                                  $     6,548,471
                                                                                  ---------------
                              Total Diversified Financials                        $     8,080,261
-------------------------------------------------------------------------------------------------
                              INSURANCE -- 0.7%
                              Life & Health Insurance -- 0.7%
     316,000                  Ping An Insurance Group Co.                         $     2,319,594
                                                                                  ---------------
                              Total Insurance                                     $     2,319,594
-------------------------------------------------------------------------------------------------
                              REAL ESTATE -- 3.2%
                              Real Estate Operating Companies -- 0.3%
      84,463                  BR Malls Participacoes SA                           $       929,016
-------------------------------------------------------------------------------------------------
                              Real Estate Development -- 2.9%
   2,930,000                  Agile Property Holdings, Ltd.                       $     3,391,641
   1,180,000                  China Overseas Land & Investment, Ltd.                    2,459,967
   5,812,000                  Evergrande Real Estate Group, Ltd.*                       3,177,019
                                                                                  ---------------
                                                                                  $     9,028,627
                                                                                  ---------------
                              Total Real Estate                                   $     9,957,643
-------------------------------------------------------------------------------------------------
                              SOFTWARE & SERVICES -- 4.3%
                              Internet Software & Services -- 2.8%
      20,100                  Baidu, Inc. (A.D.R.)*                               $     2,367,177
      76,555                  Mail.ru Group, Ltd. (G.D.R.)*                             2,414,249
      29,500                  SINA Corp.*                                               1,571,465
      96,900                  Tencent Holdings, Ltd.                                    2,657,498
                                                                                  ---------------
                                                                                  $     9,010,389
-------------------------------------------------------------------------------------------------
                              IT Consulting & Other Services -- 0.8%
      58,300                  Infosys, Ltd. (A.D.R.)                              $     2,454,430
-------------------------------------------------------------------------------------------------
                              Home Entertainment Software -- 0.7%
      10,464                  NCSoft Corp.                                        $     2,122,554
                                                                                  ---------------
                              Total Software & Services                           $    13,587,373
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12

-------------------------------------------------------------------------------------------------
               S&P/Moody's
Shares         Ratings                                                            Value
-------------------------------------------------------------------------------------------------
                              TECHNOLOGY HARDWARE & EQUIPMENT -- 3.5%
                              Computer Hardware -- 1.7%
   1,549,000                  Acer, Inc.                                          $     1,581,876
   1,884,000                  Lenovo Group, Ltd.                                        1,603,971
     858,000                  Quanta Computer, Inc.                                     2,237,558
                                                                                  ---------------
                                                                                  $     5,423,405
-------------------------------------------------------------------------------------------------
                              Computer Storage & Peripherals -- 0.7%
     348,000                  Catcher Technology Co., Ltd.                        $     2,203,036
-------------------------------------------------------------------------------------------------
                              Electronic Equipment Manufacturers -- 0.6%
     117,000                  TPK Holding Co., Ltd.*                              $     1,739,283
-------------------------------------------------------------------------------------------------
                              Electronic Manufacturing Services -- 0.5%
     564,000                  Hon Hai Precision Industry Co., Ltd.                $     1,644,061
                                                                                  ---------------
                              Total Technology Hardware & Equipment               $    11,009,785
-------------------------------------------------------------------------------------------------
                              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 9.2%
                              Semiconductors -- 9.2%
      14,623                  Samsung Electronics Co., Ltd.                       $    14,978,028
     163,480                  SK Hynix, Inc.                                            3,192,832
     675,676                  Taiwan Semiconductor Manufacturing
                              Co., Ltd. (A.D.R.)                                        9,277,031
     683,300                  United Microelectronics Corp. (A.D.R.)                    1,441,763
                                                                                  ---------------
                                                                                  $    28,889,654
                                                                                  ---------------
                              Total Semiconductors &
                              Semiconductor Equipment                             $    28,889,654
-------------------------------------------------------------------------------------------------
                              TELECOMMUNICATION SERVICES -- 7.1%
                              Integrated Telecommunication Services -- 1.4%
     860,000                  China Unicom Hong Kong, Ltd.*                       $     1,182,144
   1,039,000                  Chunghwa Telecom Co., Ltd.                                3,127,854
                                                                                  ---------------
                                                                                  $     4,309,998
-------------------------------------------------------------------------------------------------
                              Wireless Telecommunication Services -- 5.7%
     192,345                  America Movil SAB de CV (A.D.R.)                    $     4,531,648
     610,500                  China Mobile, Ltd.                                        6,185,664
      41,847                  Millicom International Cellular SA                        3,591,172
     121,343                  Mobile Telesystems OJSC (A.D.R.)                          2,019,148
     127,982                  Vodacom Group, Ltd.                                       1,533,007
                                                                                  ---------------
                                                                                  $    17,860,639
                                                                                  ---------------
                              Total Telecommunication Services                    $    22,170,637
-------------------------------------------------------------------------------------------------
                              UTILITIES -- 0.6%
                              Electric Utilities -- 0.6%
     112,778                  Cia Energetica de Minas Gerais (A.D.R.)             $     1,943,165
                                                                                  ---------------
                              Total Utilities                                     $     1,943,165
-------------------------------------------------------------------------------------------------
                              TOTAL COMMON STOCKS
                              (Cost $289,661,147)                                 $   275,545,063
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12 23

Schedule of Investments | 5/31/12 (unaudited)

-------------------------------------------------------------------------------------------------
Principal      S&P/Moody's
Amount($)      Ratings                                                            Value
-------------------------------------------------------------------------------------------------
                              CORPORATE BONDS -- 0.1%
                              HOUSEHOLD & PERSONAL PRODUCTS -- 0.1%
                              Personal Products -- 0.1%
 BRL 562,000         NR/NR    Hypermarcas SA, 11.3%, 10/15/18                     $       194,912
 BRL 562,000         NR/NR    Hypermarcas SA, 3.0%, 10/15/15                              208,834
                                                                                  ---------------
                                                                                  $       403,746
                                                                                  ---------------
                              Total Household & Personal Products                 $       403,746
-------------------------------------------------------------------------------------------------
                              TOTAL CORPORATE BONDS
                              (Cost $661,066)                                     $       403,746
-------------------------------------------------------------------------------------------------
Shares
-------------------------------------------------------------------------------------------------
                              MUTUAL FUNDS -- 5.0%
                              DIVERSIFIED FINANCIALS -- 5.0%
                              Other Diversified Financial Services -- 5.0%
   1,910,600                  iShares FTSE A50 China Index Exchange
                              Traded Fund                                         $     2,610,152
     343,200                  iShares MSCI Emerging Markets Index Fund                 12,938,640
                                                                                  ---------------
                                                                                  $    15,548,792
                                                                                  ---------------
                              Total Diversified Financials                        $    15,548,792
-------------------------------------------------------------------------------------------------
                              TOTAL MUTUAL FUNDS
                              (Cost $16,782,404)                                  $    15,548,792
-------------------------------------------------------------------------------------------------
                              RIGHTS/WARRANTS -- 0.0%
                              HOUSEHOLD & PERSONAL PRODUCTS -- 0.0%
                              Personal Products -- 0.0%
         562                  Hypermarcas SA, 10/15/15                            $             0
                                                                                  ---------------
                              Total Household & Personal Products                 $             0
-------------------------------------------------------------------------------------------------
                              TOTAL RIGHTS/WARRANTS
                              (Cost $0)                                           $             0
-------------------------------------------------------------------------------------------------
                              TOTAL INVESTMENT IN SECURITIES -- 96.8%
                              (Cost $319,785,111) (a) (b)                         $   303,720,868
-------------------------------------------------------------------------------------------------
                              OTHER ASSETS & LIABILITIES -- 3.2%                  $     9,907,813
-------------------------------------------------------------------------------------------------
                              TOTAL NET ASSETS -- 100.0%                          $   313,628,681
-------------------------------------------------------------------------------------------------

*          Non-income producing security.

NR         Not rated by either S&P or Moody's.

(A.D.R.)   American Depositary Receipts.

(G.D.R.)   Global Depositary Receipts.

The accompanying notes are an integral part of these financial statements.

24 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12

(a) At May 31, 2012, the net unrealized loss on investments based on cost for federal income tax purposes of $324,659,338 was as follows:

          Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost                       $  15,429,577

          Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value                         (36,368,047)
                                                                            -------------
          Net unrealized loss                                               $ (20,938,470)
                                                                            -------------

(b) Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

       People's Republic of China                                  16.4%
       South Korea                                                 16.1%
       Brazil                                                      14.0%
       Taiwan                                                       9.3%
       South Africa                                                 6.8%
       Russia                                                       6.1%
       Hong Kong                                                    5.6%
       India                                                        5.4%
       Mexico                                                       5.1%
       United States                                                4.3%
       Indonesia                                                    2.6%
       Luxembourg                                                   1.7%
       Malaysia                                                     1.5%
       Panama                                                       1.2%
       Other (individually less than 1.0%)                          3.9%
                                                                  -----
                                                                  100.0%
                                                                  -----

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2012 aggregated $372,436,848 and $384,158,605, respectively.

Various inputs are used in determining the value of the Fund's investments.

These inputs are summarized in the three broad levels listed below.

      Level 1 - quoted prices in active markets for identical securities

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3. See Notes to Financial Statements -- Note 1A.

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12 25

Schedule of Investments | 5/31/12 (unaudited)

The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund's assets:

--------------------------------------------------------------------------------------
                       Level 1          Level 2          Level 3         Total
--------------------------------------------------------------------------------------
Preferred Stocks       $ 12,223,267     $         --     $     --        $ 12,223,267
Common Stocks*           76,317,893      199,227,170           --         275,545,063
Corporate Bonds                  --               --      403,746             403,746
Mutual Funds             15,548,792               --           --          15,548,792
-------------------------------------------------------------------------------------
Total                  $104,089,952     $199,227,170     $403,746        $303,720,868
======================================================================================

* Level 2 securities are valued by independent pricing services using fair value factors.

The following is a reconciliation of assets valued using significant observable inputs (Level 3):

--------------------------------------------------------------------------------
                                                                     Corporate
                                                                     Bonds
--------------------------------------------------------------------------------
Balance as of 11/30/11                                               $  597,933
Realized gain (loss)1                                                        --
Change in unrealized appreciation (depreciation)2                      (194,187)
Net purchases (sales)                                                        --
Transfers in and out of Level 3*                                             --
--------------------------------------------------------------------------------
Balance as of 5/31/12                                                $  403,746
================================================================================

1 Realized gain (loss) on these securities is included in the net realized gain (loss) on investments in the Statement of Operations.

2 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

*     Transfers are calculated on the beginning of period values.

The accompanying notes are an integral part of these financial statements.

26 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12

Statement of Assets and Liabilities | 5/31/12 (unaudited)

ASSETS:
   Investment in securities, at value (cost $319,785,111)        $  303,720,868
   Cash                                                               1,658,585
   Foreign currencies, at value (cost $3,596,593)                     3,586,123
   Receivables --
     Investment securities sold                                       9,188,386
     Fund shares sold                                                   162,742
     Dividends, interest and taxes                                    1,246,212
     Due from Pioneer Investment Management, Inc.                        15,101
   Other                                                                 54,704
--------------------------------------------------------------------------------
       Total assets                                              $  319,632,721
--------------------------------------------------------------------------------
LIABILITIES:
   Payables --
     Investment securities purchased                             $    4,897,347
     Fund shares repurchased                                            667,698
     Due to Pioneer Investment Management, Inc.                          89,364
   Forward foreign currency settlement contracts, net                     1,768
   Due to affiliates                                                    197,062
   Accrued expenses                                                     150,801
--------------------------------------------------------------------------------
       Total liabilities                                         $    6,004,040
--------------------------------------------------------------------------------
NET ASSETS:
   Paid-in capital                                               $  329,509,024
   Undistributed net investment income                                  288,492
   Accumulated net realized loss on investments and foreign
     currency transactions                                              (78,268)
   Net unrealized loss on investments                               (16,064,243)
   Net unrealized loss on forward foreign currency contracts
     and other assets and liabilities denominated
     in foreign currencies                                              (26,324)
--------------------------------------------------------------------------------
       Total net assets                                          $  313,628,681
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
   Class A (based on $159,864,274/7,443,622 shares)              $        21.48
   Class B (based on $7,625,079/417,457 shares)                  $        18.27
   Class C (based on $30,724,337/1,679,226 shares)               $        18.30
   Class R (based on $56,360,909/2,731,409 shares)               $        20.63
   Class Y (based on $59,054,082/2,517,452 shares)               $        23.46
MAXIMUM OFFERING PRICE:
   Class A ($21.48 / 94.25%)                                     $        22.79
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12 27

Statement of Operations (unaudited)

For the Six Months Ended 5/31/12

INVESTMENT INCOME:
   Dividends (net of foreign taxes withheld of $305,449)           $    3,998,579
   Interest (net of foreign taxes withheld of $3,289)                     405,560
   Income from securities loaned, net                                       4,086
---------------------------------------------------------------------------------------------------
       Total investment income                                                      $    4,408,225
---------------------------------------------------------------------------------------------------
EXPENSES:
   Management fees                                                 $    2,140,039
   Transfer agent fees
     Class A                                                              219,375
     Class B                                                               31,307
     Class C                                                               43,217
     Class R                                                               10,053
     Class Y                                                                2,830
   Distribution fees
     Class A                                                              240,332
     Class B                                                               47,210
     Class C                                                              181,325
     Class R                                                              169,252
   Shareholder communications expense                                     306,014
   Administrative reimbursements                                           53,450
   Custodian fees                                                         128,550
   Registration fees                                                       37,732
   Professional fees                                                       35,630
   Printing expense                                                        30,169
   Fees and expenses of nonaffiliated Trustees                              5,899
   Miscellaneous                                                           64,258
---------------------------------------------------------------------------------------------------
       Total expenses                                                               $    3,746,642
       Less fees waived and expenses reimbursed by Pioneer
         Investment Management, Inc.                                                       (54,917)
---------------------------------------------------------------------------------------------------
       Net expenses                                                                 $    3,691,725
---------------------------------------------------------------------------------------------------
         Net investment income                                                      $      716,500
---------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
   Net realized gain (loss) on:
     Investments                                                   $    3,261,572
     Forward foreign currency contracts and other assets and
       liabilities denominated in foreign currencies                      168,813   $    3,430,385
---------------------------------------------------------------------------------------------------
   Change in net unrealized loss on:
     Investments                                                   $  (26,229,885)
     Forward foreign currency contracts and other assets and
       liabilities denominated in foreign currencies                      (14,970)  $  (26,244,855)
---------------------------------------------------------------------------------------------------
   Net loss on investments and foreign currency transactions                        $  (22,814,470)
---------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations                             $  (22,097,970)
===================================================================================================

The accompanying notes are an integral part of these financial statements.

28 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12

Statement of Changes in Net Assets

---------------------------------------------------------------------------------------------------------
                                                                   Six Months
                                                                   Ended               Year
                                                                   5/31/12             Ended
                                                                   (unaudited)         11/30/11
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                              $         716,500   $       2,822,002
Net realized gain on investments and foreign currency
   transactions                                                            3,430,385          72,518,487
Change in net unrealized loss on investments and
   foreign currency transactions                                         (26,244,855)       (162,124,535)
---------------------------------------------------------------------------------------------------------
     Net decrease in net assets resulting from operations          $     (22,097,970)  $     (86,784,046)
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
     Class A ($0.00 and $1.15 per share, respectively)             $              --   $      (9,879,762)
     Class B ($0.00 and $1.15 per share, respectively)                            --            (569,117)
     Class C ($0.00 and $1.15 per share, respectively)                            --          (2,058,349)
     Class R ($0.00 and $1.15 per share, respectively)                            --          (3,639,324)
     Class Y ($0.00 and $1.15 per share, respectively)                            --          (2,937,555)
---------------------------------------------------------------------------------------------------------
       Total distributions to shareowners                          $              --   $     (19,084,107)
---------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares                       $      23,890,354   $      81,929,355
Reinvestment of distributions                                                     --          15,219,613
Cost of shares repurchased                                               (82,719,586)       (236,606,825)
---------------------------------------------------------------------------------------------------------
     Net decrease in net assets resulting from Fund
       share transactions                                          $     (58,829,232)  $    (139,457,857)
---------------------------------------------------------------------------------------------------------
     Net decrease in net assets                                    $     (80,927,202)  $    (245,326,010)
NET ASSETS:
Beginning of year                                                        394,555,883         639,881,893
---------------------------------------------------------------------------------------------------------
End of year                                                        $     313,628,681   $     394,555,883
---------------------------------------------------------------------------------------------------------
Undistributed (distributions in excess of) investment income       $         288,492   $        (428,008)
=========================================================================================================

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12 29

-----------------------------------------------------------------------------------------------
                                   '12 Shares    '12 Amount       '11 Shares    '11 Amount
                                   (unaudited)   (unaudited)
-----------------------------------------------------------------------------------------------
CLASS A
Shares sold                           529,791    $  12,647,663     1,638,378    $   47,421,836
Reinvestment of distributions              --               --       388,417         8,646,297
Less shares repurchased            (2,086,977)     (50,027,123)   (4,577,821)     (133,802,347)
-----------------------------------------------------------------------------------------------
     Net decrease                  (1,557,186)   $ (37,379,460)   (2,551,026)   $  (77,734,214)
===============================================================================================
CLASS B
Shares sold or exchanged                6,628    $     134,328        40,100    $    1,012,111
Reinvestment of distributions              --               --        28,670           545,327
Less shares repurchased              (113,777)      (2,521,066)     (336,322)       (8,406,115)
-----------------------------------------------------------------------------------------------
     Net decrease                    (107,149)   $  (2,386,738)     (267,552)   $   (6,848,677)
===============================================================================================
CLASS C
Shares sold                            99,754    $   1,502,954       247,875    $    6,171,885
Reinvestment of distributions              --               --        88,112         1,677,724
Less shares repurchased              (309,514)      (6,221,480)     (826,385)      (20,408,945)
-----------------------------------------------------------------------------------------------
     Net decrease                    (209,760)   $  (4,718,526)     (490,398)   $  (12,559,336)
===============================================================================================
CLASS R
Shares sold                           215,282    $   4,470,475       574,882    $   15,906,572
Reinvestment of distributions              --               --       164,656         3,525,277
Less shares repurchased              (783,793)     (17,723,503)   (1,637,994)      (44,529,740)
-----------------------------------------------------------------------------------------------
     Net decrease                    (568,511)   $ (13,253,028)     (898,456)   $  (25,097,891)
===============================================================================================
CLASS Y
Shares sold                           158,831    $   5,134,934       370,971    $   11,416,951
Reinvestment of distributions              --               --        34,034           824,988
Less shares repurchased              (248,659)      (6,226,414)     (937,678)      (29,459,678)
-----------------------------------------------------------------------------------------------
     Net decrease                     (89,828)   $  (1,091,480)     (532,674)   $  (17,217,739)
===============================================================================================

The accompanying notes are an integral part of these financial statements.

30 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months
                                                       Ended            Year         Year        Year        Year        Year
                                                       5/31/12          Ended        Ended       Ended       Ended       Ended
                                                       (unaudited)      11/30/11     11/30/10    11/30/09    11/30/08    11/30/07
CLASS A
Net asset value, beginning of period                   $      23.10     $    29.42   $   26.11   $   14.20   $   38.29   $   29.06
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income                               $       0.05     $     0.18   $    0.03   $    0.09   $    0.33   $    0.05
   Net realized and unrealized gain (loss) on
     investments and foreign currency transactions            (1.67)         (5.35)       3.32       12.01      (24.03)      13.40
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations     $      (1.62)    $    (5.17)  $    3.35   $   12.10   $  (23.70)  $   13.45
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                               $         --     $       --   $   (0.04)  $   (0.19)  $      --   $   (0.07)
   Net realized gain                                             --          (1.15)         --          --       (0.39)      (4.15)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value             $      (1.62)    $    (6.32)  $    3.31   $   11.91   $  (24.09)  $    9.23
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $      21.48     $    23.10   $   29.42   $   26.11   $   14.20   $   38.29
====================================================================================================================================
Total return*                                                 (6.97)%       (17.44)%     12.85%      86.13%     (61.91)%     47.03%
Ratio of net expenses to average net assets+                   1.95%**        1.95%       1.94%       1.95%       1.86%       1.79%
Ratio of net investment income to average net assets+          0.40%**        0.58%       0.09%       0.49%       0.99%       0.17%
Portfolio turnover rate                                         207%**         191%         91%         68%         54%         45%
Net assets, end of period (in thousands)               $    159,864     $  207,935   $ 339,834   $ 407,113   $ 180,675   $ 497,008
Ratios with no waiver of fees and assumption of
   expenses by the Adviser and no reduction for fees
   paid indirectly:
   Net expenses                                                1.99%**        1.95%       1.94%       1.99%       1.86%       1.79%
Net investment income                                          0.36%**        0.58%       0.09%       0.45%       0.99%       0.17%
Ratios with waiver of fees and assumption of expenses
   by the Adviser and reduction for fees paid
   indirectly:
   Net expenses                                                1.95%**        1.95%       1.94%       1.95%       1.86%       1.78%
   Net investment income                                       0.40%**        0.58%       0.09%       0.49%       0.99%       0.18%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**    Annualized.
+     Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12 31

------------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months
                                                       Ended            Year         Year        Year        Year        Year
                                                       5/31/12          Ended        Ended       Ended       Ended       Ended
                                                       (unaudited)      11/30/11     11/30/10    11/30/09    11/30/08    11/30/07
CLASS B
Net asset value, beginning of period                   $      19.74     $    25.57   $   22.86   $   12.39   $   33.84   $   26.19
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                        $      (0.06)    $    (0.10)  $   (0.20)  $   (0.03)# $    0.02   $   (0.19)
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions           (1.41)         (4.58)       2.91       10.50      (21.08)      11.99
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations     $      (1.47)    $    (4.68)  $    2.71   $   10.47   $  (21.06)  $   11.80
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                               $         --     $       --   $      --   $      --   $      --   $      --
   Net realized gain                                             --          (1.15)         --          --       (0.39)      (4.15)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value             $      (1.47)    $    (5.83)  $    2.71   $   10.47   $  (21.45)  $    7.65
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $      18.27     $    19.74   $   25.57   $   22.86   $   12.39   $   33.84
====================================================================================================================================
Total return*                                                 (7.45)%       (18.15)%     11.86%      84.50%     (61.25)%     45.78%
Ratio of net expenses to average net assets+                   2.85%**        2.85%       2.85%       2.85%       2.75%       2.65%
Ratio of net investment income (loss) to average net
   assets+                                                   (0.51)%**      (0.35)%     (0.79)%     (0.37)%      0.06%      (0.67)%
Portfolio turnover rate                                         207%**         191%         91%         68%         54%         45%
Net assets, end of period (in thousands)               $      7,625     $   10,354   $  20,254   $  25,130   $  16,323   $  64,562
Ratios with no waiver of fees and assumption of
   expenses by the Adviser and no reduction for fees
   paid indirectly:
   Net expenses                                                3.22%**        3.06%       2.96%       3.13%       2.75%       2.65%
   Net investment income (loss)                               (0.88)%**      (0.56)%     (0.91)%     (0.65)%      0.06%      (0.67)%
Ratios with waiver of fees and assumption of expenses
   by the Adviser and reduction for fees paid
   indirectly:
   Net expenses                                                2.85%**        2.85%       2.85%       2.85%       2.74%       2.63%
   Net investment income (loss)                               (0.51)%**      (0.35)%     (0.79)%     (0.37)%      0.07%      (0.65)%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**    Annualized.
+     Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

32  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12

------------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months
                                                       Ended            Year         Year        Year        Year        Year
                                                       5/31/12          Ended        Ended       Ended       Ended       Ended
                                                       (unaudited)      11/30/11     11/30/10    11/30/09    11/30/08    11/30/07
CLASS C
Net asset value, beginning of period                   $      19.76     $    25.56   $   22.84   $   12.38   $   33.78   $   26.12
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                        $      (0.04)    $    (0.05)  $   (0.17)  $   (0.06)# $    0.06   $   (0.17)
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions           (1.42)         (4.60)       2.89       10.52      (21.07)      11.98
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations     $      (1.46)    $    (4.65)  $    2.72   $   10.46   $  (21.01)  $   11.81
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                               $         --     $       --   $      --   $      --   $      --   $      --
   Net realized gain                                             --          (1.15)         --          --       (0.39)      (4.15)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value             $      (1.46)    $    (5.80)  $    2.72   $   10.46   $  (21.40)  $    7.66
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $      18.30     $    19.76   $   25.56   $   22.84   $   12.38   $   33.78
------------------------------------------------------------------------------------------------------------------------------------
Total return*                                                 (7.39)%       (18.04)%     11.91%      84.49%     (62.21)%     45.94%
Ratio of net expenses to average net assets+                   2.72%**        2.73%       2.76%       2.85%       2.65%       2.57%
Ratio of net investment income (loss) to average net
   assets+                                                    (0.34)%**      (0.20)%     (0.70)%     (0.39)%      0.20%      (0.59)%
Portfolio turnover rate                                         207%**         191%         91%         68%         54%         45%
Net assets, end of period (in thousands)               $     30,724     $   37,324   $  60,809   $  60,066   $  34,242   $  99,966
Ratios with no waiver of fees and assumption of
   expenses by the Adviser and no reduction for fees
   paid indirectly:
   Net expenses                                                2.72%**        2.73%       2.76%       2.89%       2.65%       2.57%
   Net investment income (loss)                               (0.34)%**      (0.20)%     (0.70)%     (0.43)%      0.20%      (0.59)%
Ratios with waiver of fees and assumption of expenses
   by the Adviser and reduction for fees paid
   indirectly:
   Net expenses                                                2.72%**        2.73%       2.76%       2.85%       2.64%       2.56%
   Net investment income (loss)                               (0.34)%**      (0.20)%     (0.70)%     (0.39)%      0.21%      (0.58)%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**    Annualized.

+     Ratios with no reduction for fees paid indirectly.

# The amount shown for a share outstanding does not correspond with the aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12 33

------------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months
                                                       Ended            Year         Year        Year        Year        Year
                                                       5/31/12          Ended        Ended       Ended       Ended       Ended
                                                       (unaudited)      11/30/11     11/30/10    11/30/09    11/30/08    11/30/07
CLASS R
Net asset value, beginning of period                   $      22.23     $    28.43   $   25.26   $   13.80   $   37.32   $   28.52
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                        $       0.02     $     0.10   $   (0.01)  $    0.12   $    0.16   $    0.09
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions           (1.62)         (5.15)       3.21       11.56      (23.29)      13.00
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations     $      (1.60)    $    (5.05)  $    3.20   $   11.68   $  (23.13)  $   13.09
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                               $         --     $       --   $   (0.03)  $   (0.21)  $      --   $   (0.14)
   Net realized gain                                             --          (1.15)         --          --       (0.39)      (4.15)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value             $      (1.60)    $    (6.20)  $    3.17   $   11.46   $  (23.52)  $    8.80
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $      20.63     $    22.23   $   28.43   $   25.26   $   13.80   $   37.32
------------------------------------------------------------------------------------------------------------------------------------
Total return*                                                 (7.15)%       (17.62)%     12.68%      85.71%     (61.99)%     46.75%
Ratio of net expenses to average net assets+                   2.14%**        2.20%       2.10%       2.17%       2.13%       2.06%
Ratio of net investment income (loss) to average net
   assets+                                                     0.23%**        0.33%      (0.02)%      0.19%       0.78%      (0.26)%
Portfolio turnover rate                                         207%**         191%         91%         68%         54%         45%
Net assets, end of period (in thousands)               $     56,361     $   73,347   $ 119,358   $  84,064   $  25,341   $  26,316
Ratios with no waiver of fees and assumption of
   expenses by the Adviser and no reduction for fees
   paid indirectly:
   Net expenses                                                2.14%**        2.28%       2.10%       2.17%       2.13%       2.06%
   Net investment income (loss)                                0.23%**        0.25%      (0.02)%      0.19%       0.78%      (0.26)%
Ratios with waiver of fees and assumption of expenses
   by the Adviser and reduction for fees paid
   indirectly:
   Net expenses                                                2.14%**        2.20%       2.10%       2.17%       2.13%       2.06%
   Net investment income (loss)                                0.23%**        0.33%      (0.02)%      0.19%       0.78%      (0.26)%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.

**    Annualized.

+     Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

34  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12

------------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months
                                                       Ended            Year         Year        Year        Year        Year
                                                       5/31/12          Ended        Ended       Ended       Ended       Ended
                                                       (unaudited)      11/30/11     11/30/10    11/30/09    11/30/08    11/30/07
CLASS Y
Net asset value, beginning of period                   $      25.16     $    31.73   $   28.12   $   15.35   $   41.10   $   30.95
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income                               $       0.13     $     0.38   $    0.17   $    0.22   $    0.35   $    0.25
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions           (1.83)         (5.80)       3.58       12.90      (25.71)      14.26
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations     $      (1.70)    $    (5.42)  $    3.75   $   13.12   $  (25.36)  $   14.51
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                               $         --     $       --   $   (0.14)  $   (0.35)  $      --   $   (0.21)
   Net realized gain                                             --          (1.15)         --          --       (0.39)      (4.15)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value             $      (1.70)    $    (6.57)  $    3.61   $   12.77   $  (25.75)  $   10.15
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $      23.46     $    25.16   $   31.73   $   28.12   $   15.35   $   41.10
------------------------------------------------------------------------------------------------------------------------------------
Total return*                                                 (6.72)%       (16.96)%     13.39%      87.18%     (61.71)%     47.75%
Ratio of net expenses to average net assets+                   1.38%**        1.40%       1.44%       1.42%       1.38%       1.32%
Ratio of net investment income to average net assets+          1.02%**        1.13%       0.60%       1.03%       1.45%       0.68%
Portfolio turnover rate                                         207%**         191%         91%         68%         54%         45%
Net assets, end of period (in thousands)               $     59,054     $   65,597   $  99,627   $  77,721   $  37,445   $  70,870
Ratios with no waiver of fees and assumption of
   expenses by the Adviser and no reduction for fees
   paid indirectly:
   Net expenses                                                1.38%**        1.40%       1.44%       1.42%       1.38%       1.32%
   Net investment income                                       1.02%**        1.13%       0.06%       1.03%       1.45%       0.68%
Ratios with waiver of fees and assumption of expenses
   by the Adviser and reduction for fees paid
   indirectly:
   Net expenses                                                1.38%**        1.40%       1.44%       1.42%       1.38%       1.32%
   Net investment income                                       1.02%**        1.13%       0.60%       1.03%       1.45%       0.68%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**    Annualized.
+     Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12 35

Notes to Financial Statements | 5/31/12 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Emerging Markets Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R, and Class Y shares. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

36  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12

A.    Security Valuation

      Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued using the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

      The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that daily adjustments to the valuation of securities of non-U.S. issuers by utilizing an independent pricing service that supplies an appropriate fair value factor is appropriate for the Fund.

      Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ from exchange prices.

      At May 31, 2012, there were no securities valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities.

      Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

                 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12  37

      Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.    Foreign Currency Translation

      The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

      Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.    Forward Foreign Currency Contracts

      The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

D.    Federal Income Taxes

      It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by federal and state tax authorities.

      In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the six months ended May 31, 2012, the Fund paid no such taxes.

38  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12

      In determining the daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for the capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of May 31, 2012, the Fund had no reserve related to capital gains.

      The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

      The tax character of current year distributions payable will be determined at the end of the Fund's taxable year. The tax character of distributions paid during the year ended November 30, 2011 was as follows:

--------------------------------------------------------------------------------
                                                                           2011
--------------------------------------------------------------------------------
Distribution paid from:
Ordinary income                                                    $         --
Long-term capital gain                                               19,084,107
--------------------------------------------------------------------------------
   Total                                                           $ 19,084,107
================================================================================

The following shows the components of distributable earnings on a federal income tax basis at November 30, 2011:

--------------------------------------------------------------------------------
                                                                           2011
--------------------------------------------------------------------------------
Distributable earnings:
Undistributed long-term gain                                       $  1,365,574
Post-October currency loss deferred                                    (428,008)
Net unrealized gain                                                   5,280,061
--------------------------------------------------------------------------------
   Total                                                           $  6,217,627
================================================================================

      The difference between book-basis and tax-basis net unrealized gain is attributable to the tax deferral of losses on wash sales.

E.    Fund Shares

      The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $12,430 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2012.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12 39

F.    Class Allocations

      Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

      Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

      Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time except that net investment income dividends to Class A, Class B, Class C, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.

G.    Risks

      The Fund's investments in emerging markets or countries with limited or developing markets may subject the Fund to a greater degree of risk than investments in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

H.    Securities Lending

      The Fund may lend securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on

40 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12 the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined. At May 31, 2012, the Fund had no securities on loan.

I.    Repurchase Agreements

      With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc.
      (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at an annual rate of 1.15% of the Fund's average daily net assets up to $1 billion, and 1.10% of the Fund's average daily net assets over $1 billion. For the six months ended May 31, 2012, the effective management fee was 1.15% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.95%, 2.85%, 2.85% and 2.20% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. Fees waived and expenses reimbursed during the six months ended May 31, 2012 are reflected on the Statement of Operations. Class Y shares do not have an expense limitation. These expense limitations are in effect through April 1, 2013. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12 41

Included in "Due to affliiates" reflected on the Statement of Assets and Liabilities is $24,782 in management fees, administrative costs and certain other reimbursements payable to PIM at May 31, 2012.

3. Transfer Agent

PIMSS, a wholly-owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended May 31, 2012, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
SHAREHOLDER COMMUNICATIONS:
--------------------------------------------------------------------------------
Class A                                                               $169,016
Class B                                                                 10,260
Class C                                                                 24,790
Class R                                                                 91,556
Class Y                                                                 10,392
--------------------------------------------------------------------------------
   Total                                                              $306,014
--------------------------------------------------------------------------------

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $166,388 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at May 31, 2012.

4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $5,892 in distribution fees payable to PFD at May 31, 2012.

42 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12

The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R or Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2012, CDSCs in the amount of $8,920 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended May 31, 2012, the Fund's expenses were not reduced under such arrangements.

6. Forward Foreign Currency Contracts

At May 31, 2012, the Fund had entered into various forward foreign currency contracts that obligate the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Fund may close out such contract by entering into an offsetting contract. The average value of contracts open during the six months ended May 31, 2012 was $191,855,993. At May 31, 2012, the Fund had no outstanding portfolio hedges. At May 31, 2012, the Fund's gross forward currency settlement contracts receivable and payable were $3,367,610 and $3,369,378, respectively, resulting in a net payable of $1,768.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12 43

7. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds
(the Funds), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit facility in effect until January
20, 2012 was in the amount of $165 million. Under such facility, interest on borrowings was payable at the higher of the London Interbank Offered
Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The credit facility in effect as of February 15, 2012 is in the amount of $215 million. Under such facility, depending on the type of loan, interest on borrowings is payable at LIBOR plus 0.90% on an annualized basis, or the Alternate Base Rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the Federal Funds Rate on the borrowing date and (c) 2% plus the overnight Euro dollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in a credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended May 31, 2012, the Fund had no borrowings under a credit facility.

8. Additional Disclosures about Derivative Instruments and Hedging Activities

Values of derivative instruments as of May 31, 2012 were as follows:

------------------------------------------------------------------------------------------
Derivatives Not
Accounted for as
Hedging Instruments                  Asset Derivatives 2012   Liabilities Derivatives 2012
Under Accounting                     ----------------------   ----------------------------
Standards Codification               Balance Sheet            Balance Sheet
(ASC) 815                            Location     Value       Location        Value
------------------------------------------------------------------------------------------
Forward Foreign Exchange Contracts*  Receivables  $--         Payables        $1,768
------------------------------------------------------------------------------------------
   Total                                          $--                         $1,768
==========================================================================================

* Forward foreign exchange contracts are shown as a net payable on the Statement of Assets and Liabilities.

44 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12

The effect of derivative instruments on the Statement of Operations for the six months ended May 31, 2012 was as follows:

----------------------------------------------------------------------------------------------
Derivatives Not                                                                 Change in
Accounted for as                                                 Realized       Unrealized
Hedging Instruments                                              Gain on        Gain (Loss)
Under Accounting        Location of Gain or (Loss)               Derivatives    on Derivatives
Standards Codification  On Derivatives Recognized                Recognized     Recognized
(ASC) 815               in Income                                in Income      in Income
----------------------------------------------------------------------------------------------
Forward Foreign         Net realized gain on forward foreign        $456,349
   Exchange Contracts   currency contracts and other assets
                        and liabilities denominated in
                        foreign currencies

Forward Foreign         Change in unrealized gain (loss) on                             $6,090
   Exchange Contracts   forward foreign currency contracts
                        and other assets and liabilities
                        denominated in foreign currencies

                 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12  45

Trustees, Officers and Service Providers

Trustees                           Officers
Thomas J. Perna, Chairman          John F. Cogan, Jr., President*
David R. Bock                      Daniel K. Kingsbury, Executive
Mary K. Bush                          Vice President
John F. Cogan, Jr.                 Mark E. Bradley, Treasurer**
Benjamin M. Friedman               Christopher J. Kelley, Secretary
Margaret B.W. Graham
Daniel K. Kingsbury
Marguerite A. Piret
Stephen K. West

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

*     Chief Executive Officer of the Funds.
**    Chief Financial and Accounting Officer of the Funds.

46  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12

                           This page for your notes.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12 47

                           This page for your notes.

48 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12

                           This page for your notes.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12 49

                           This page for your notes.

50 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12

                           This page for your notes.

                  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12 51

                           This page for your notes.

52 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/12

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
----------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                           1-800-225-6292
Factfone(SM) for automated fund yields, prices,
account information and transactions                        1-800-225-4321
Retirement plans information                                1-800-622-0176

Write to us:
----------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston,Massachusetts 02205-5014

Our toll-free fax                                           1-800-225-4240

Our internet e-mail address             ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] Pioneer
       Investment(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(c) 2012 Pioneer Investments  19387-06-0712

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
     See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
                              (including comparison
                                 to specified dollar
                                 limits) reported
                                 quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
                                (including comparison
                                 to specified dollar
                              limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
                                    not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Markets Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 30, 2012


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 30, 2012


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date July 30, 2012

* Print the name and title of each signing officer under his or her signature.